SIGNIFICANT ACCOUNTING POLICIES: (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts
Allowance for doubtful accounts	0	0
Wrote off a bad debt	19
Outstanding options [Member]
Loss per share [Line Items]
Shares excluded from the computation of diluted net loss per share, because the effect of their inclusion in the computation would be anti-dilutive	1,171,125	673,125	604,375
Warrants [Member]
Loss per share [Line Items]
Shares excluded from the computation of diluted net loss per share, because the effect of their inclusion in the computation would be anti-dilutive	2,716,956
Convertible loans [Member]
Loss per share [Line Items]
Shares excluded from the computation of diluted net loss per share, because the effect of their inclusion in the computation would be anti-dilutive		715,546	340,058